Loans receivable	12 Months Ended
Dec. 31, 2024
Disclosure Of Loans And Advances To Customers [Abstract]
Loans receivable
4.
Loans receivable

Loans receivable represent lines of credit advanced to customers in the normal course of business. The following table provides a breakdown of gross loans receivable and allowance for loan losses by aging bucket, which represents the Company's assessment of credit risk exposure and by their IFRS 9 – Financial Instruments expected credit loss measurement stage. The entire loan balance of a customer is aged in the same category as its oldest individual past due payment, to align with the stage groupings used in calculating the allowance for loan losses under IFRS 9. Stage 3 gross loans receivable include net balances outstanding and still anticipated to be collected for loans previously charged off and these are carried in gross receivables at the net expected collectable amount with no associated allowance.

		As at December 31, 2024
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	58,171	—	—	58,171
Lower risk	1-30 days past due	2,924	—	—	2,924
Medium risk	31-60 days past due	—	1,024	—	1,024
Higher risk	61-90 days past due	—	863	—	863
Non-performing	91+ days past due or bankrupt	—	—	9,714	9,714
	Gross loans receivable	61,095	1,887	9,714	72,696
	Allowance for loan losses	(7,088)	(1,336)	(5,652)	(14,076)
	Loans receivable, net	54,007	551	4,062	58,620

		As at December 31, 2023
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	59,938	—	—	59,938
Lower risk	1-30 days past due	3,404	—	—	3,404
Medium risk	31-60 days past due	—	1,096	—	1,096
Higher risk	61-90 days past due	—	808	—	808
Non-performing	91+ days past due or bankrupt	—	—	9,026	9,026
	Gross loans receivable	63,342	1,904	9,026	74,272
	Allowance for loan losses	(6,445)	(1,266)	(4,844)	(12,555)
	Loans receivable, net	56,897	638	4,182	61,717

4. Loans receivable (Continued from previous page)

In determination of the Company’s allowance for loan losses, internally developed models are used to factor in credit risk related metrics, including the probability of defaults, the loss given default and other relevant risk factors. Management also considered the impact of key macroeconomic factors and determined that historic loan losses are most correlated with unemployment rate, inflation rate, bank prime rate and GDP growth rate. These macroeconomic factors were used to generate various forward-looking scenarios used in the calculation of allowance for loan losses. If management were to assign 100% probability to a pessimistic scenario forecast, the allowance for credit losses would have been $1,404 higher than the reported allowance for credit losses as at December 31, 2024 (December 31, 2023 – $1,235 higher). The following table provides a reconciliation of the allowance for loan losses:

	As at December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2024	6,445	1,266	4,844	12,555
Gross loans originated	2,676	—	—	2,676
Principal payments	(1,004)	9	(103)	(1,098)
Re-measurement of allowance before transfers	1,025	83	100	1,208
Re-measurement of amounts transferred between stages	(80)	1,188	14,518	15,626
Transfer to (from)
Stage 1 – 12-month ECLs	96	(96)	—	—
Stage 2 – Lifetime ECLs	(231)	232	(1)	—
Stage 3 – Lifetime ECLs	(1,839)	(1,346)	3,187	2
Net amounts charged off against allowance	—	—	(16,893)	(16,893)
Balance as at December 31, 2024	7,088	1,336	5,652	14,076

	As at December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2023	5,794	1,239	6,040	13,073
Gross loans originated	3,158	—	—	3,158
Principal payments	(1,281)	(40)	(437)	(1,758)
Re-measurement of allowance before transfers	139	158	(30)	267
Re-measurement of amounts transferred between stages	(142)	1,102	11,151	12,111
Transfer to (from)
Stage 1 – 12-month ECLs	166	(136)	(30)	—
Stage 2 – Lifetime ECLs	(200)	200	—	—
Stage 3 – Lifetime ECLs	(1,189)	(1,257)	2,446	—
Net amounts charged off against allowance	—	—	(14,296)	(14,296)
Balance as at December 31, 2023	6,445	1,266	4,844	12,555

4. Loans receivable (Continued from previous page)

Overall changes in the allowance for loan losses are summarized below:

	Year ended
	December 31, 2024	December 31, 2023

Balance, beginning of the period	12,555	13,073
Provision for loan losses	18,414	13,778
Charge offs	(16,893)	(14,296)
Balance, end of the period	14,076	12,555

The provision for loan losses in the consolidated statements of operations and comprehensive income (loss) is recorded net of recoveries. Recoveries for the year ended December 31, 2024 were $6 (December 31, 2023 – $58).